Real Estate (Dispositions) (Details)		1 Months Ended			6 Months Ended	12 Months Ended
	Jun. 27, 2017 USD ($)	Apr. 30, 2017 USD ($) lease property	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) lease_asset property	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($) lease_asset	Feb. 28, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds from sales of real estate						$ 435,560,000	$ 362,530,000	$ 404,336,000
Number of Net Lease Assets | lease_asset						1
Real estate, net			$ 1,387,274,000	$ 1,490,775,000		$ 1,387,274,000	1,490,775,000
Cash Provided by (Used in) Operating Activities, Discontinued Operations						16,662,000	14,446,000	15,459,000
Income from sales of real estate						$ 105,296,000	93,816,000	89,943,000
Noncontrolling interest, ownership percentage by parent			95.70%			95.70%
Cash Provided by (Used in) Investing Activities, Discontinued Operations						$ 7,972,000	0	0
Deferred Expenses and Other Assets Net			$ 162,112,000	142,484,000		162,112,000	142,484,000
Deferred operating lease income receivable, net			88,189,000	93,424,000		$ 88,189,000	93,424,000
Number of properties acquired | property						2
Ground Net Lease Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate, net			104,500,000	103,200,000		$ 104,500,000	103,200,000
Deferred Expenses and Other Assets Net			37,500,000	39,000,000		37,500,000	39,000,000
Deferred operating lease income receivable, net			8,200,000	4,000,000		8,200,000	4,000,000
Condominium Units
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of other real estate						97,800,000	127,900,000	236,200,000
Income from sales of real estate						26,100,000	40,100,000	79,100,000
Net Lease Asset Two
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from sales of real estate						21,100,000	40,100,000	6,200,000
Net proceeds from sales of real estate						117,200,000	100,800,000	127,200,000
Operating Properties
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate, net			476,162,000	481,504,000		476,162,000	481,504,000
Property sold, aggregate, carrying value							126,300,000
Income from sales of real estate								4,600,000
Net proceeds from sales of real estate							$ 93,500,000	34,200,000
Operating leases, term							99 years
Other finite-lived intangible assets				32,800,000			$ 32,800,000
Payments for repurchase of redeemable noncontrolling interest				$ 6,400,000
Number of real estate properties sold | property							3
Operating Properties | RCC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from sales of real estate						49,300,000	$ 13,600,000
Sales price of real estate held for investment						229,100,000	$ 68,500,000
iStar's ownership percentage				50.00%			50.00%
Net Lease
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate, net			911,112,000	$ 1,009,271,000		$ 911,112,000	$ 1,009,271,000
Net Lease | iStar Net Lease I LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
iStar's ownership percentage									51.90%
Net proceeds from sales of real estate								$ 10,100,000
Noncontrolling interest, ownership percentage by parent								72.00%
Transfer mortgage payable								$ 26,000,000
Number of properties acquired | lease_asset								58
Operating Properties
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property sold, aggregate, carrying value							5,000,000
Operating Properties | RCC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from sales of real estate			8,800,000				13,600,000
Sales price of real estate held for investment			$ 36,000,000				$ 68,500,000
iStar's ownership percentage			50.00%	50.00%		50.00%	50.00%
Net Lease Asset One | iStar Net Lease I LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds from sales of real estate								$ 93,700,000
Ground Net Lease Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue						$ 21,839,000	$ 18,520,000	16,878,000
Disposal Group, Including Discontinued Operation, Operating Expense						3,569,000	3,443,000	3,756,000
Disposal Group, Including Discontinued Operation, Operating Income (Loss)						$ 18,270,000	$ 15,077,000	$ 13,122,000
Subsequent Event | Safety, Income and Growth, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property, Plant and Equipment, Net		$ 161,100,000
Subsequent Event | Ground Net Lease Business | Safety, Income and Growth, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds from sales of real estate		$ 113,000,000
Number of Net Lease Assets | lease		7
Payments to Acquire Equity Method Investments		$ 55,500,000
Number of properties acquired | property		12
Number of Master Lease Assets | lease		1
Debt Instrument, Number of Properties Covered Under Master Lease Agreement | property		5
Subsequent Event | Private Placement [Member] | Safety, Income and Growth, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Issuance Initial Public Offering	$ 205,000,000
Proceeds from Issuance of Private Placement	45,000,000
Subsequent Event | IPO [Member] | Safety, Income and Growth, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Stock Issuance Costs	$ 25,000,000
Subsequent Event | 2017 Secured Financing
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt Instrument, Face Amount					$ 227,000,000.0
Subsequent Event | Subsidiaries | Safety, Income and Growth, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Related Party Transaction, Management Fee, Percent of Equity Below Threshold					1.00%